Organization (Details)		1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 16, 2019	Feb. 13, 2017	Dec. 28, 2016 shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 19, 2017 USD ($)	Dec. 19, 2017 TWD ($)	Dec. 31, 2016 USD ($)
Organization (Textual)
Stock purchase agreement | shares			140,000
Common stock shares		99.70%	86.30%
Working capital deficiency					$ 2,541,500		$ 2,541,500
Total owners equity				$ 5,356,329	41,419,734	$ 6,454,063	41,419,734	$ 6,454,063			$ 5,862,318
Comprehensive loss				$ (1,456,249)	$ (6,568,663)	(6,241,511)	$ (8,024,912)	(7,135,918)
Subsequent Event [Member]
Organization (Textual)
Reverse stock split, description	The Company completed a 1-for-5 reverse split of the Company's issued and outstanding shares of common stock (the "Reverse Split"), which was completed by the filing of a Certificate of Change Pursuant to NRS 78.209 (the "Certificate of Change") with the Nevada Secretary of State on December 26, 2018.
Aerkomm [Member]
Organization (Textual)
Acquisition, description		On February 13, 2017, Aerkomm entered into a share exchange agreement ("Exchange Agreement") with Aircom and its shareholders, pursuant to which Aerkomm acquired 100% of the issued and outstanding capital stock of Aircom in exchange for approximately 99.7% of the issued and outstanding capital stock of Aerkomm (or 87.81% on a fully-diluted basis). As a result of the share exchange, Aircom became a wholly-owned subsidiary of Aerkomm, and the former shareholders of Aircom became the holders of approximately 99.7% of Aerkomm's issued and outstanding capital stock.
Common stock shares		100.00%
Aircom [Member]
Organization (Textual)
Common stock shares		99.70%
Aggregate initial equity investment						1,500,000		1,500,000	$ 500,000	$ 15,150,000
Total owners equity									$ 3,350	$ 100,000
Advances to affiliate						$ 460,000		$ 460,000